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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment / /; Amendment Number:
This Amendment (check only one):	/ / is a restatement. / / adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Benham& Green Capital Management, LLC
Address:	1299 Prospect Street, Suite 301 La Jolla, CA 92037

Form 13F File Number:  028-05201

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	James A. Benham
Title:	Member/Manager
Phone:	(858) 551-3130

Signature, Place, and Date of Signing:

/s/ JAMES A. BENHAM [Signature]	La Jolla, California [City, State]	November 2, 2001 [Date]
Report Type (check only one):
/X/	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
/ /	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
/ /	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	-0-
Form 13F Information Table Entry Total:	27
Form 13F Information Table Value Total:	$64,042
(×1000)
List of Other Included Managers:	None

    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F Information Table

									Column 8
Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 7
									Voting Authority
Name of Issuer			Value (x1000)	Shrs or Prn Amt			Investment Discretion	Other Managers
	Title of Class	CUSIP			Sh/Prn	Put/Call			Sole	Shared	None
American Express Co	Com	025816 10 9	$272	9,354	Sh		Sole	N/A	9,354
Cisco Sys Inc	Com	17275R 10 2	$3,018	247,749	Sh		Sole	N/A	247,749
Citigroup Inc	Com	172967 10 1	$4,138	102,162	Sh		Sole	N/A	102,162
Dell Computer Corp	Com	247025 10 9	$2,648	142,918	Sh		Sole	N/A	142,918
E M C Corp Mass	Com	268648 10 2	$959	81,638	Sh		Sole	N/A	81,638
General Elec Co	Com	369604 10 3	$1,526	41,015	Sh		Sole	N/A	41,015
Hewlett Packard Co	Com	428236 10 3	$865	53,752	Sh		Sole	N/A	53,752
Intel Corp	Com	458140 10 0	$4,082	199,688	Sh		Sole	N/A	199,688
I2 Technologies Inc	Com	465754 10 9	$146	42,440	Sh		Sole	N/A	42,440
JDS Uniphase Corp	Com	46612J 10 1	$788	124,685	Sh		Sole	N/A	124,685
Johnson & Johnson	Com	478160 10 4	$3,722	67,181	Sh		Sole	N/A	67,181
JP Morgan Chase & Co	Com	46625H 10 0	$2,648	77,549	Sh		Sole	N/A	77,549
Juniper Networks Inc	Com	48203R 10 4	$134	13,850	Sh		Sole	N/A	13,850
Merck & Co Inc	Com	589331 10 7	$643	9,651	Sh		Sole	N/A	9,651
Merrill Lynch & Co Inc	Com	590188 10 8	$673	16,584	Sh		Sole	N/A	16,584
Microsoft Corp	Com	594918 10 4	$4,427	86,521	Sh		Sole	N/A	86,521
Motorola Inc	Com	620076 10 9	$855	54,828	Sh		Sole	N/A	54,828
Nokia Corp	Sponsored ADR	654902 20 4	$5,221	333,640	Sh		Sole	N/A	333,640
Nortel Networks Corp New	Com	656568 10 2	$565	100,706	Sh		Sole	N/A	100,706
Oracle Corp	Com	68389X 10 5	$1,120	89,024	Sh		Sole	N/A	89,024
PMC - Sierra Inc	Com	69344F 10 6	$234	22,768	Sh		Sole	N/A	22,768
Pfizer Inc	Com	717081 10 3	$6,290	156,847	Sh		Sole	N/A	156,847
Qualcomm Inc	Com	747525 10 3	$16,444	345,890	Sh		Sole	N/A	345,890
Rambus Inc Del	Com	750917 10 6	$1,332	180,915	Sh		Sole	N/A	180,915
Sun Microsystems Inc	Com	866810 10 4	$92	11,109	Sh		Sole	N/A	11,109
Texas Instrs Inc	Com	882508 10 4	$872	34,912	Sh		Sole	N/A	34,912
Tyco Intl Ltd New	Com	902124 10 6	$328	7,207	Sh		Sole	N/A	7,207

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Form 13F SUMMARY PAGE
Form 13F Information Table